SIGNIFICANT ACCOUNTING POLICIES (Redeemable Non-Controlling Interest) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning of the year		$ 7,903	$ 7,869	$ 7,701
Assuming the non controlling interest due to acquisition		0	0	0
Net income (loss) attributable to non-controlling interest		(584)	688	(1,077)
Adjustment to Put option value	[1]	532	198	1,399
Foreign currency translation adjustments		(62)	(852)	(154)
Redeemable non-controlling interest - end of the year		$ 7,789	$ 7,903	$ 7,869

[1]	See also Note 1b.